EQUITY-BASED COMPENSATION (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unvested Management Units provided to partner and non-partner employees, Weighted Average Grant Date Fair Value
Compensation expenses	$ 48,539	$ 41,224	$ 24,371
Management Units
Management Units provided to partner and non-partner employees, Units
Outstanding at the beginning of the period (in shares)	855,003	801,392	745,152
Granted (in shares)	38,162	61,837	75,569
Forfeited (in shares)	(11,085)	(8,226)	(19,329)
Outstanding at the end of the period (in shares)	882,080	855,003	801,392
Management Units provided to partner and non-partner employees, Weighted average fair value at grant date
Outstanding at the beginning of the period (in dollars per share)	$ 242.55	$ 181.59	$ 115.29
Granted (in dollars per share)	$ 1,005.21	$ 1,133.71	$ 824.89
Forfeited (in dollars per share)	$ 689.21	$ 1,003.46	$ 143.57
Outstanding at the end of the period (in dollars per share)	$ 270.05	$ 242.55	$ 181.59
Unvested Management Units provided to partner and non-partner employees, Shares
Unvested Balance at the beginning of the period (in shares)	554,522
Granted (in shares)	38,162
Forfeited (in shares)	(11,085)
Vested (in shares)	(128,642)
Unvested Balance at the end of the period (in shares)	452,957	554,522
Unvested Management Units provided to partner and non-partner employees, Weighted Average Grant Date Fair Value
Unvested Balance at the beginning of the period (in dollars per share)	$ 366.26
Granted (in dollars per share)	$ 1,005.21
Forfeited (in dollars per share)	$ 689.21
Vested (in dollars per share)	$ 113.38
Unvested Balance at the end of the period (in dollars per share)	$ 485.44	$ 366.26
Rights
Management Units provided to partner and non-partner employees, Units
Outstanding at the beginning of the period (in shares)	12,094	12,765
Outstanding at the end of the period (in shares)	11,634	12,094	12,765
Unvested Management Units provided to partner and non-partner employees, Weighted Average Grant Date Fair Value
Compensation expenses	$ 0	$ 0	$ 0